Pension Schemes - Summary of Fair Value of Scheme Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [line items]
Equities	£ 1,573	£ 1,484
Liability matching assets	2,551	2,264
Property funds and ground leases	706	715
Direct lending	204	182
Cash and cash equivalents	107	88
Other	12	29
Total	5,153	4,762
UK schemes [member]
Disclosure of fair value of plan assets [line items]
Equities	1,563	1,358
Liability matching assets	1,499	1,414
Property funds and ground leases	706	715
Direct lending	204	182
Cash and cash equivalents	95	75
Other	9	23
Total	4,076	3,767
Foreign schemes [member] | US [member]
Disclosure of fair value of plan assets [line items]
Equities	10	126
Liability matching assets	1,052	850
Property funds and ground leases		0
Direct lending		0
Cash and cash equivalents	12	13
Other	3	6
Total	£ 1,077	£ 995